CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income/(loss)		$ 939,057	$ 560,615	$ (167,930)
Other comprehensive income/(loss):
Gain/(loss) associated with pensions, net of tax		5,820	5,006	(3,527)
Share of equity method investment’s comprehensive losses from continuing operations		(800)	0	0
Realized accumulated comprehensive losses on disposal of investment in affiliate		0	43,380	0
Net other comprehensive income/(loss)		5,023	45,239	(21,207)
Comprehensive income/(loss)		944,080	605,854	(189,137)
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		792,796	459,090	(294,764)
Comprehensive income/(loss)		944,080	605,854	(189,137)
Continuing operations
Other comprehensive income/(loss):
Share of equity method investment’s comprehensive losses from continuing operations	[1]	(797)	0	0
Comprehensive income/(loss) attributable to:
Non-controlling interests		143,078	111,186	68,974
Discontinued operations
Other comprehensive income/(loss):
Share of equity method investment’s comprehensive losses from continuing operations	[1]	0	(3,147)	(17,680)
Comprehensive income/(loss) attributable to:
Non-controlling interests		$ 8,206	$ 35,578	$ 36,653

[1]	No tax impact for the years ended December 31, 2022, 2021 and 2020.